Inventory (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory	$ 87	$ 97
Natural gas [Member]
Inventory [Line Items]
Inventory	19	15
LNG [Member]
Inventory [Line Items]
Inventory	22	45
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 46	$ 37